Revenue and Customers - Schedule of Contract Assets, and Contract Liabilities from Contract with Customers (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Current contract assets	$ 5,744		$ 10,687
Noncurrent contract assets	0		3,174
Total contract assets	5,744	$ 5,744	13,861	$ 30,800
Current contract liabilities (deferred revenue)	(18,403)		(34,990)
Noncurrent contract liabilities (deferred revenue)	(9,352)		(24,896)
Total contract liabilities	$ (27,755)	$ (8,287)	$ (59,886)	$ (65,055)